Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 24,748	$ 18,954	$ 53,081	$ 26,754	$ 43,702	$ 79,835
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment and amortization of intangible assets	25,404		24,239		49,499	49,029
Amortization of debt issuance costs	555		1,180		1,090	1,835
Share-based incentive compensation	1,559		2,853		5,112	5,953
Deferred tax benefit	839		(794)		(2,074)	(791)
Foreign currency transactions	(645)		5,618		290	2,756
Other operating non-cash expenses/(income)	3,264		(41,350)		4,292	(40,918)
Changes in operating assets and liabilities
(Increase)/decrease in trade receivables	(6,550)		(4,935)		(19,173)	(52,783)
(Increase)/decrease in inventories	(847)		(21,763)		7,099	(21,774)
Increase/(decrease) in trade payables	2,996		594		6,864	12,552
Increase/(decrease) in provisions	5,995		11,211		(14,826)	(2,117)
Increase/(decrease) in tax liabilities	(4,084)		8,250		(2,336)	15,012
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	(5,276)		(20,723)		(5,410)	(9,740)
Net cash provided by operating activities	47,958		17,461		74,129	38,849
Cash flows from investing activities:
Cash received from the disposal of intangible assets and property, plant and equipment	0		64,672		0	64,672
Cash paid for the acquisition of intangible assets and property, plant and equipment	(38,370)		(33,940)		(60,857)	(59,870)
Net cash (used in)/provided by investing activities	(38,370)		30,732		(60,857)	4,802
Cash flows from financing activities:
Payments for debt issue costs	(1,721)		(631)		(1,721)	(631)
Repayments of long-term debt	(2,029)		(2,054)		(4,047)	(4,188)
Cash inflows related to current financial liabilities	41,605		2,078		78,687	7,151
Cash outflows related to current financial liabilities	(36,509)		(11,988)		(59,332)	(11,988)
Dividends paid to shareholders	(12,042)		(11,944)		(23,946)	(23,808)
Taxes paid for shares issued under net settlement feature	(6,475)		(4,741)		(6,475)	(4,741)
Net cash used in financing activities	(17,171)		(29,280)		(16,834)	(38,205)
Increase (decrease) in cash, cash equivalents and restricted cash	(7,583)		18,913		(3,562)	5,446
Cash, cash equivalents and restricted cash at the beginning of the period	60,921	61,604	62,722	75,213	61,604	75,213	$ 75,213
Effect of exchange rate changes on cash	(146)		(3,537)		(346)	(2,561)
Cash, cash equivalents and restricted cash at the end of the period	57,696	$ 60,921	78,098	$ 62,722	57,696	78,098	61,604
Less restricted cash at the end of the period	4,537		4,645		4,537	4,645
Cash and cash equivalents at the end of the period	53,159		73,453		53,159	73,453	$ 57,016
Cash paid for interest, net	(3,142)		(8,327)		(9,166)	(14,235)
Cash paid for income taxes, net of refunds	(9,116)		(13,288)		(17,880)	(16,869)
Supplemental disclosure of non-cash activity
Liabilities under built-to-suit lease	0		$ 7,163		0	$ 14,328
Liabilities for leasing - current	1,782				6,926
Liabilities for leasing - non-current	$ (1,632)				$ 23,955